Schedule of geographical areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total revenues	$ 61	$ 16	$ 4,055
AUSTRALIA
IfrsStatementLineItems [Line Items]
Total revenues	53		2,591
UNITED STATES
IfrsStatementLineItems [Line Items]
Total revenues	8
NETHERLANDS
IfrsStatementLineItems [Line Items]
Total revenues		$ 16	$ 1,464